Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Aging of Past Due Loans (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	$ 1,099	$ 2,760
60-89 Days Past Due	849	3,848
90 Days or More Past Due	972	379
Total Past Due	2,920	6,987
Current Loans	370,636	389,062
Total Loans	373,556	396,049
Loans 90 Days or More Past Due and Still Accruing	0	0
1-4 Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	413	1,542
60-89 Days Past Due	673	128
90 Days or More Past Due	841	322
Total Past Due	1,927	1,992
Current Loans	67,914	74,475
Total Loans	69,841	76,467
Loans 90 Days or More Past Due and Still Accruing	0	0
Residential Developments [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	0	0
60-89 Days Past Due	0	1,426
90 Days or More Past Due	0	0
Total Past Due	0	1,426
Current Loans	19,960	31,558
Total Loans	19,960	32,984
Loans 90 Days or More Past Due and Still Accruing	0	0
Commercial Real Estate Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
90 Days or More Past Due	0	0
Total Past Due	0	0
Current Loans	171,708	161,466
Total Loans	171,708	161,466
Loans 90 Days or More Past Due and Still Accruing	0	0
Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	550	418
60-89 Days Past Due	176	256
90 Days or More Past Due	131	57
Total Past Due	857	731
Current Loans	54,068	52,692
Total Loans	54,925	53,423
Loans 90 Days or More Past Due and Still Accruing	0	0
Construction Industry [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	0	0
60-89 Days Past Due	0	1,934
90 Days or More Past Due	0	0
Total Past Due	0	1,934
Current Loans	7,121	4,400
Total Loans	7,121	6,334
Loans 90 Days or More Past Due and Still Accruing	0	0
Commercial Business Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	136	800
60-89 Days Past Due	0	104
90 Days or More Past Due	0	0
Total Past Due	136	904
Current Loans	49,865	64,471
Total Loans	50,001	65,375
Loans 90 Days or More Past Due and Still Accruing	$ 0	$ 0